Finance and other income	12 Months Ended
Dec. 31, 2023
Finance And Other Income [Abstract]
Finance and other income	Finance and other income

	Year ended December 31,
	2023	2022	2021
	£000s	£000s	£000s
Bank interest receivable	67	23	10
Accretion on U.S Treasury Bills	1,379	203	-
Net foreign exchange gains	-	1,046	-
Total Finance and other income	1,446	1,272	10